Supplement dated September 9, 2025 to the

Prospectus and Statement of Additional Information, each dated September 8, 2025.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long AUR Daily ETF
Tradr 2X Long BX Daily ETF
Tradr 2X Long CELH Daily ETF
Tradr 2X Long CLSK Daily ETF
Tradr 2X Long CORZ Daily ETF
Tradr 2X Long CRDO Daily ETF
Tradr 2X Long DHI Daily ETF
Tradr 2X Long ENPH Daily ETF
Tradr 2X Long GS Daily ETF
Tradr 2X Long IBM Daily ETF
Tradr 2X Long LYFT Daily ETF
Tradr 2X Long OKTA Daily ETF
Tradr 2X Long QCOM Daily ETF
Tradr 2X Long U Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.